Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Income tax expense reconciled to loss

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Loss before income tax	(70,447)	(50,913)	(54,223)
Tax benefit calculated at the domestic rates applicable in the respective countries	(9,586)	(6,925)	(7,371)
(Income not subject to tax)/expenses not deductible for tax purposes	598	692	611
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	8,988	6,236	6,770
Effective income tax rate expense	—	3	10

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

	As of
	December 31,
In CHF thousands	2025	2024
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	362,290	343,589
Deductible temporary differences related to:
Retirement benefit plan	8,645	8,844
Total	370,935	352,433

Tax losses carry forwards and respective expiry dates

	As of
	December 31,
In CHF thousands	2025	2024
Tax losses split by expiry date:
December 31, 2025	—	48,894
December 31, 2026	—	—
December 31, 2027	57,824	57,824
December 31, 2028	75,204	75,204
December 31, 2029	66,936	66,936
December 31, 2030	48,883	48,883
December 31, 2031	45,848	45,848
December 31, 2032	67,595	—
Total unrecorded tax loss carryforwards	362,290	343,589